Cost of goods sold and services provided (Details 1) - ARS ($) $ in Millions		Jun. 30, 2020	Jun. 30, 2019
Cost of Goods Sold and Services Provided [Abstract]
Real estate		$ 7,172	$ 8,359
Telecommunications		1,688	1,639
Fruits		2,705
Others		290
Total inventories at the end of the period	[1]	$ 11,855	$ 9,998

[1]	Inventories includes trading properties and inventories.